Income Taxes - Summary of reconciliation between effective and applicable tax (Detail) - USD ($) $ in Thousands	12 Months Ended
	Nov. 30, 2024	Nov. 30, 2023	Nov. 30, 2022
Major components of tax expense (income) [abstract]
Income taxes at domestic tax statutory rate	$ (1,670)	$ (6,237)	$ (12,400)
Change in unrecognized deductible temporary differences	2,766	5,943	11,705
Impact of differences in statutory tax rates	36	(130)	102
Non-deductible expenses and other	873	845	1,036
Total current and deferred tax expense	$ 2,005	$ 421	$ 443